SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years